Patent Finance Obligation - Additional Information (Detail) - USD ($)			12 Months Ended
	Sep. 13, 2014	Jun. 18, 2014	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Current portion of obligation			$ 115,000
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date			Jun. 18, 2023	Jun. 18, 2023
Discount rate		6.00%
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date			Aug. 18, 2018	Aug. 18, 2018
Discount rate	4.50%
Discount payment stream	$ 1,389,000
Current portion of obligation			$ 4,090,000
Long term portion of obligation			$ 0
Patent Finance Obligation, Due August 18, 2018 [Member] | Secured Term Debt [Member]
Debt Instrument [Line Items]
Secured term debt, term	5 years